Equity Incentive Plans (Details) - Schedule of compensation expense related to its share-based compensation awards - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 299	$ 5	$ 5	$ 637
Sales and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	130	2	2	279
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense		3	3	61
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 169			$ 297